Operating segment and geographic data (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating segment and geographic data
Depreciation and amortization	$ 1,318	$ 1,182	$ 995
Capital expenditure	1,106	1,293	1,021
Total assets	48,064	49,070	39,648
Discrete Automation and Motion
Operating segment and geographic data
Depreciation and amortization	285	263	251
Capital expenditure	214	197	202
Total assets	10,931	9,416	9,195
Low Voltage Products
Operating segment and geographic data
Depreciation and amortization	323	250	116
Capital expenditure	204	208	149
Total assets	9,389	9,534	3,333
Process Automation
Operating segment and geographic data
Depreciation and amortization	87	82	83
Capital expenditure	68	91	72
Total assets	4,537	4,847	4,777
Power Products
Operating segment and geographic data
Depreciation and amortization	223	209	200
Capital expenditure	252	259	192
Total assets	7,669	7,701	7,355
Power Systems
Operating segment and geographic data
Depreciation and amortization	183	174	144
Capital expenditure	101	194	136
Total assets	7,905	8,083	7,469
Corporate and Other
Operating segment and geographic data
Depreciation and amortization	217	204	201
Capital expenditure	267	344	270
Total assets	$ 7,633	$ 9,489	$ 7,519